Share-based compensation - Components (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,530	$ 539	$ 2,624	$ 917
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	651	398	1,048	660
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	195	141	399	257
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	652	0	1,101	0
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 32	$ 0	$ 76	$ 0